Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other Assets [Abstract]
Fair value of derivative contracts (Note 21)	$ 34	$ 188
Cash provided as collateral	26	66
Prepaid assets	27	28
Variable toll disputes	91	44
Income tax receivable	66	0
Current portion of net investment in lease (Note 10)	4	0
Other	4	15
Other current assets	$ 252	$ 341